SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to February 28, 2018, we entered into Subscription Agreements with 5 individuals, for the purchase and sale of 390,306 units of the Company’s equity securities (the “Units”) at a price of $0.65 per Unit, pursuant to a private placement offering conducted by the Company for aggregate proceeds of $253,700. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series A Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.50 per share for a period of 5 years from the issue date.

On March 16, 2018, the Company received $14,950 for the issuance of 23,000 common shares related to subscription agreement dated on January 26, 2018.

NOTE 8 – SUBSEQUENT EVENTS

On September 20, 2017, the board of directors (“Board”) increased the size of the Board from five to seven directors and appointed R. Martin Emanuele, Ph.D., M.B.A. and Georgia Erbez to the Board. Each of Dr. Emanuele and Ms. Erbez was granted a restricted stock award (the “RSA”) for 100,000 shares of the Company’s common stock, vesting annually over a four year period, in each case subject to such director’s continued service to the Company. The RSA is subject to the terms and conditions of the RSA agreement. We will also reimburse Dr. Emanuele and Ms. Erbez for all reasonable expenses in connection with their services to us.

Subsequent to August 31, 2017, the Company issued 25,000 shares for $10,000.